Annual Total Returns (Vanguard Admiral Treasury Money Market Fund - Investor Shares Participant) (Vanguard Admiral Treasury Money Market Fund, Vanguard Admiral Treasury Money Market Fund - Investor Shares)
12 Months Ended
Aug. 31, 2014
Vanguard Admiral Treasury Money Market Fund | Vanguard Admiral Treasury Money Market Fund - Investor Shares
Annual Total Return
2013	0.01%
2012	0.02%
2011	0.02%
2010	0.01%
2009	0.25%
2008	2.10%
2007	4.76%
2006	4.71%
2005	2.94%
2004	1.18%